PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES
Schedule of provisions in an amount sufficient to cover losses considered probable and for which a reliable estimate can be made
The Company and its subsidiaries recognize provisions in amounts sufficient to cover losses that are considered probable and for which a reliable estimate can be made, as follows:

	Civil	Compulsory Loan	Labor	Tax	Regulatory	Environmental	Land	Total
Balance on January 1, 2025	4,967,152	13,672,329	2,335,419	803,961	351,067	165,093	1,079,462	23,374,483
Acquisition of Control of Subsidiaries / Merger	1,051	—	848	—	—	—	—	1,899
Additions	898,307	814,236	1,109,138	89,932	105,034	195,901	788,044	4,000,592
Reversals	(1,058,526)	(1,693,399)	(458,380)	(156,791)	(186,431)	(22,119)	(247,287)	(3,822,933)
Inflation Adjustment	312,844	699,515	268,278	31,330	(55,575)	16,164	103,751	1,376,307
Judicial deposits	(25,730)	—	(5,866)	16,634	—	—	(1,167)	(16,129)
Environmental and Social Projects – Fixed Assets	—	—	—	—	—	—	11,346	11,346
Write-offs	(5,351)	—	(65,617)	—	—	—	(19,406)	(90,374)
Transfers	(1,187,529)	(1,803,780)	(38,322)	—	—	(155,236)	(570,372)	(3,755,239)
Payments (with direct effect on cash flow)	(127,057)	(631,033)	(289,310)	(79)	(89,035)	(9,561)	(25,746)	(1,171,821)
Balance on December 31, 2025	3,775,161	11,057,868	2,856,188	784,987	125,060	190,242	1,118,625	19,908,131

Schedule of possible losses

	12/31/2025	12/31/2024
Principal	2,717,747	3,454,178
Adjustment of interest paid	11,725	14,509
Remuneration interest	1,444,505	1,918,403
Default interest	6,362,563	7,734,433
Attorney fees	411,110	455,042
Other funds	110,218	95,764
Total	11,057,868	13,672,329
In addition, AXIA Energia and its subsidiaries have legal proceedings assessed as involving possible losses in the following amounts:

	12/31/2025	12/31/2024
Civil	16,481,664	15,831,744
Tax	16,572,932	16,732,259
Labor	3,034,611	2,151,677
Environmental	1,391,436	2,498,018
Regulatory	5,922,856	5,651,068
Land	12,230,821	11,190,893
	55,634,320	54,055,659

Disclosure of Judicial Settlement

12/31/2025							12/31/2024
	Compulsory loans	Civil	Land	Environmental	Labor	Total	Compulsory loans
Opening balance as of January 1	1,105,534	—	—	—	—	1,105,534	896,745
Additions	1,942,616	1,309,957	570,372	145,894	39,243	4,008,082	2,264,972
Monetary adjustments	66,617	1,490	—	1,430	—	69,537	41,646
Reversals	(9,506)	—	—	—	—	(9,506)	(328)
Payments (cash effect)	(2,049,450)	(1,308,806)	(569,222)	(147,324)	(25,393)	(4,100,195)	(2,097,501)
Closing balance as of December 31	1,055,811	2,641	1,150	—	13,850	1,073,452	1,105,534